Investment Portfolioas of June 30, 2024 (Unaudited)
DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Massachusetts 94.6%
Attleboro, MA, General Obligation, 4.0%, 2/15/2049	4,000,000	3,884,863
Belmont, MA, General Obligation, 4.5%, 11/14/2024	3,500,000	3,509,770
Cambridge, MA, General Obligation, 4.0%, 2/15/2042	2,150,000	2,169,727
Littleton, MA, General Obligation, 5.0%, 11/15/2024	2,500,000	2,512,955
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,018,258
Massachusetts, Clean Water Trust, State Revolving Fund:
Series 25B, 5.0%, 2/1/2042	300,000	336,811
Series 25B, 5.0%, 2/1/2043	1,000,000	1,117,885
Series 25B, 5.0%, 2/1/2044	300,000	334,284
Massachusetts, Dennis-Yarmouth Regional School District, General Obligation, 5.0%, 11/14/2024	3,500,000	3,518,908
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles Inc., Obligated Group, 144A, 5.0%, 10/1/2047	1,000,000	1,007,075
Massachusetts, Development Finance Agency, National Charter School, Equitable School Revenue, Series C, 4.0%, 11/1/2051	3,455,000	3,239,849
Massachusetts, General Obligation:
Series B, 3.0%, 4/1/2048	2,000,000	1,588,031
Series B, 4.0%, 2/1/2042	1,000,000	1,001,705
Series D, 5.0%, 7/1/2048	5,000,000	5,305,813
Series A, 5.0%, 1/1/2054	5,000,000	5,385,318
Series B, 5.0%, 5/1/2054	1,500,000	1,618,829
Series C, 5.25%, 10/1/2047	2,500,000	2,761,684
Massachusetts, Massachusetts Municipal Wholesale Electric Co., Project 2015A, Series A, 4.0%, 7/1/2051	1,000,000	953,387
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2043	4,960,000	5,116,723
Series B, 5.25%, 7/1/2054 (a)	1,665,000	1,835,547
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond, Series 19, 4.0%, 2/1/2038	1,655,000	1,664,765
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A, 5.0%, 1/1/2028	1,000,000	1,066,312
Massachusetts, State Development Finance Agency Revenue:
Series A, 2.3%, 1/1/2042	995,282	693,567
Series A, 5.0%, 7/1/2044	1,500,000	1,496,251
Massachusetts, State Development Finance Agency Revenue Bond, Southcoast Health System Obligated Group, Series G, 4.0%, 7/1/2046	3,325,000	3,065,602
Massachusetts, State Development Finance Agency Revenue, Bentley University:
Series A, 4.0%, 7/1/2039	500,000	504,250
5.0%, 7/1/2040	1,750,000	1,785,648
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,049,592
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	802,775
Series K, 5.0%, 7/1/2036	1,000,000	1,067,399
Massachusetts, State Development Finance Agency Revenue, Boston University, Series BB2, 4.0%, 10/1/2036	355,000	357,553

Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	707,415
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,018,194
Series I, 5.0%, 7/1/2036	1,000,000	1,019,653
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc.:
4.0%, 12/1/2042	490,000	459,336
5.0%, 12/1/2042	1,050,000	1,074,859
Massachusetts, State Development Finance Agency Revenue, Children's Hospital Corp. Obligated Group, Series T, 5.25%, 3/1/2054	2,000,000	2,189,247
Massachusetts, State Development Finance Agency Revenue, Loomis Obligated Group, Series 2021, 4.0%, 1/1/2036	400,000	400,392
Massachusetts, State Development Finance Agency Revenue, Merrimack College:
Series B, 4.0%, 7/1/2042	475,000	437,448
Series B, 4.0%, 7/1/2050	2,825,000	2,454,927
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	498,027
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	697,866
Series A, 5.0%, 10/1/2032	1,700,000	1,885,253
Series A, 5.0%, 10/1/2033	900,000	998,124
Series A, 5.0%, 10/1/2034	1,000,000	1,107,789
Series A, 5.0%, 10/1/2035	1,000,000	1,107,544
Series A, 5.0%, 10/1/2042 (a)	2,000,000	2,253,764
Series A, 5.25%, 3/1/2037	2,500,000	2,509,976
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series O-1, 4.0%, 7/1/2045	1,000,000	952,686
Series S-1, 5.0%, 7/1/2037	1,405,000	1,475,105
Series S-2, 5.0% (b), 7/1/2038	1,235,000	1,244,935
Series D, 5.0%, 7/1/2047	2,000,000	2,163,105
Massachusetts, State Development Finance Agency Revenue, Salem Community Corp.:
5.125%, 1/1/2040	1,020,000	1,002,348
5.25%, 1/1/2050	2,675,000	2,503,975
Massachusetts, State Development Finance Agency Revenue, Seven Hill Foundation, 4.0%, 9/1/2048	1,000,000	914,337
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	2,850,000	2,355,980
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
4.0%, 7/1/2051	3,000,000	2,541,131
5.0%, 7/1/2035	2,225,000	2,274,345
5.0%, 7/1/2036	2,550,000	2,601,309
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	913,586
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	2,500,000	2,544,314
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series L, 5.0%, 7/1/2029	785,000	840,754
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	1,793,160
5.0%, 6/1/2031	1,845,000	1,961,957
5.0%, 6/1/2032	470,000	499,424
5.0%, 6/1/2048	3,500,000	3,603,008
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	498,215

Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	230,000	228,271
Series B, AMT, 4.25%, 7/1/2032	550,000	545,083
Series B, AMT, 5.0%, 7/1/2030	2,725,000	2,849,552
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M:
Series B, AMT, 2.0%, 7/1/2037	1,515,000	1,295,961
Series B, AMT, 3.625%, 7/1/2038	2,270,000	2,084,042
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 5.0%, 11/1/2035	500,000	602,414
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K, 4.95% (c), 7/1/2024, LOC: TD Bank NA	250,000	250,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	1,805,338
Series M, 5.5%, 2/15/2028	3,000,000	3,244,198
Massachusetts, State Housing Finance Agency Revenue:
Series B-2, 0.8%, 12/1/2025	3,730,000	3,525,991
Series 223, 3.0%, 6/1/2047	2,590,000	2,506,076
Series 215, 4.0%, 12/1/2050	1,505,000	1,495,707
Massachusetts, State Housing Finance Agency, Single Family Housing Revenue:
3.0%, 12/1/2050	975,000	945,348
Series 220, 3.0%, 12/1/2050	1,840,000	1,782,380
Series 222, 3.0%, 6/1/2051	865,000	831,441
Series 224, 5.0%, 6/1/2050	725,000	744,371
Massachusetts, State Port Authority Revenue:
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,028,746
Series A, AMT, 5.0%, 7/1/2037	5,055,000	5,328,037
Series A, 5.0%, 7/1/2040	3,500,000	3,545,618
Series B, 5.0%, 7/1/2044	2,500,000	2,647,125
Series A, AMT, 5.0%, 7/1/2047	1,500,000	1,514,480
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	3,871,444
Series A, AMT, 5.0%, 7/1/2033	895,000	939,874
Series A, AMT, 5.0%, 7/1/2034	2,750,000	2,888,246
Series A, AMT, 5.0%, 7/1/2035	1,000,000	1,049,747
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2045	1,400,000	1,496,804
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2048	1,500,000	1,551,705
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	2,000,000	2,026,782
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Project:
Series A, 3.0%, 6/1/2050	3,000,000	2,294,609
Series B, 5.0%, 6/1/2046	1,125,000	1,196,771
Massachusetts, State Water Pollution Abatement Trust, Pool Program, 5.25%, 8/1/2031	8,005,000	9,239,135
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.0%, 8/1/2031	1,000,000	1,036,957
Series B, 5.0%, 8/1/2042	1,250,000	1,402,711
Series B, 5.0%, 8/1/2043	620,000	692,620
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	5,896,045
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,335,835
Massachusetts, Town of Millbury, General Obligation, 5.0%, 8/30/2024	4,500,000	4,510,990
Massachusetts, Town of Winchester, General Obligation, 4.0%, 3/15/2039	835,000	869,847
Quincy, MA, General Obligation:
4.5%, 7/5/2024	2,000,000	2,000,169
5.0%, 7/5/2024	1,120,560	1,120,716

Somerville, MA, General Obligation:
4.0%, 5/1/2047	1,000,000	987,920
5.0%, 5/1/2026	265,000	274,847
5.0%, 5/1/2027	850,000	897,843
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,162,085
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,184,872
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,224,396
		213,227,773
Guam 1.9%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	704,843
Series A, 5.0%, 7/1/2043	975,000	1,053,527
Series A, 5.0%, 1/1/2046	885,000	943,391
Series A, 5.0%, 1/1/2050	180,000	185,200
Guam, International Airport Authority Revenue, Series A, 3.839%, 10/1/2036	600,000	507,636
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	315,000	324,064
Series A, 5.0%, 10/1/2038	285,000	292,435
Series A, 5.0%, 10/1/2040	200,000	204,430
		4,215,526
Puerto Rico 2.2%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,000,000	965,525
Series A1, 4.0%, 7/1/2041	622,702	582,462
Series A1, 4.0%, 7/1/2046	1,772,826	1,610,602
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	449,478
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,500,000	1,500,323
		5,108,390
Total Municipal Investments (Cost $228,455,444)		222,551,689

	Shares	Value ($)

Closed-End Investment Companies 1.2%
Nuveen Massachusetts Quality Municipal Income Fund (Cost $2,542,386)	235,000	2,610,850

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $230,997,830)	99.9	225,162,539
Other Assets and Liabilities, Net	0.1	271,599
Net Assets	100.0	225,434,138
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of June 30, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$222,551,689	$—	$222,551,689
Closed-End Investment Companies	2,610,850	—	—	2,610,850
Total	$2,610,850	$222,551,689	$—	$225,162,539

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMATF-PH1
R-080548-2 (1/25)